Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Taxes [Abstract]
TAXES
NOTE 8 – TAXES

(a) Federal Income Tax and Enterprise Income Taxes

The Company is incorporated in the State of Nevada and is subject to the United States federal income tax at a tax rate of 34%. No provision for income taxes in the U.S. has been made as the Company had no U.S. taxable income as of September 30, 2012 and December 31, 2011.

The Company’s subsidiary and VIE, JSJ and HDS, respectively, being incorporated in the PRC, are subject to PRC’s Enterprise Income Tax. Pursuant to the PRC Income Tax Laws, Enterprise Income Taxes (“EIT”) is generally imposed at 25%. However, JSJ and HDS has been named as a leading enterprise in the agricultural area and awarded with a tax exemption for the years up to December 31, 2058.

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the nine months ended September 30, 2012 and 2011:

	Nine Months Ended September 30,
	2012	2011
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34)%	(34)%
PRC enterprise income tax	25%	25%
Tax exemption	(25)%	(25)%
Total provision for income tax	-	-

Income before income tax expenses of $879,659 and $712,305 for the three months ended September 30, 2012 and 2011, respectively, and $3,359,870 and $2,838,337 for the nine months ended September 30, 2012 and 2011, respectively, was attributed to subsidiaries with operations in China. No income tax expense related to China income incurred for the nine months ended September 30, 2012 and 2011.

The combined effects of the income tax expense exemptions and tax reductions available to the Company for the three and nine months ended September 30, 2012 and 2011 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Tax exemption effect	$255,902	$188,982	$909,548	$737,027
Basic net income per share effect	$(0.01)	$(0.00)	$(0.02)	$(0.02)
Diluted net income per share effect	$(0.01)	$(0.00)	$(0.02)	$(0.01)

The Company has incurred United States net operating loss for income tax purposes for the three and nine months ended September 30, 2012 and 2011. The net operating loss carry forwards for United States income tax purposes amounted to $830,018 and $564,438 at September 30, 2012 and December 31, 2011, respectively, which may be available to reduce future years’ taxable income. These carry forwards will expire, if not utilized, through 2032. Management believes that the realization of the benefits arising from this loss appear to be uncertain due to the Company’s limited operating history and continuing losses for United States income tax purposes. Accordingly, the Company has provided a 100% valuation allowance at September 30, 2012 and December 31, 2011. The valuation allowance at September 30, 2012 and December 31, 2011 was approximately $282,206 and $191,909, respectively. The net change in the valuation allowance was an increase of $47,527 and $13,566 during the three months ended September 30, 2012 and 2011, respectively, and $90,297 and $33,224 during the nine months ended September 30, 2012 and 2011, respectively, and management will review this valuation allowance periodically and make adjustments as warranted.

For U.S. tax purposes, the Company has cumulative undistributed earnings of foreign subsidiary and VIE of approximately $15.3 million and $12.0 million as of September 30, 2012 and December 31, 2011, respectively, which are included in consolidated retained earnings and will continue to be indefinitely reinvested in international operations. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if we concluded that such earnings will be remitted to the U.S. in the future.

There will be no deferred income tax assets or liabilities calculation in the Federal Income Tax because the US corporation taxable loss and deferred taxable loss was the same and the use of any net operating loss carry forwards appears to be uncertain, There will be no deferred income tax assets or liabilities calculation in the EIT because the Company awarded EIT exempted status under agricultural area.

The Company did not have any interest and penalty provided or recognized in the income statements for the three and nine months ended September 30, 2012 and 2011 or balance sheet as of September 30, 2012 and December 31, 2011. The Company did not have uncertainty tax positions or events leading to uncertainty tax position within the next 12 months. The Company’s 2009, 2010 and 2011 U.S. Corporation Income Tax Return are subject to U.S. Internal Revenue Service examination. The Company’s 2008, 2009, 2010 and 2011 China corporate income tax returns are subject to China State Administration of Taxation examination.

(b) Value Added Taxes

The applicable VAT tax rate is 13% for agricultural products and 17% for handicrafts sold in the PRC. In accordance with VAT regulations in the PRC, the Company is exempt from paying VAT on its yew seedling and trees sales as an agricultural corps cultivating company up to December 31, 2016. VAT payable in the PRC is charged on an aggregated basis at the applicable rate on the full price collected for the goods sold or taxable services provided and less any deductible VAT already paid by the taxpayer on purchases of goods in the same financial year.

NOTE 7 — TAXES

(a) Federal Income Tax and Enterprise Income Taxes (“EIT”)

The Company is registered in the State of Nevada and is subject to the United States federal income tax at a tax rate of 34%. No provision for income taxes in the U.S. has been made as the Company had no U.S. taxable income as of December 31, 2011 and 2010.

The Company’s subsidiary and VIE, JSJ and HDS, respectively, being incorporated in the PRC, are subject to PRC’s Enterprise Income Tax. Pursuant to the PRC Income Tax Laws, Enterprise Income Taxes (“EIT”) is generally imposed at 25%. However, JSJ and HDS has been named as a leading enterprise in the agricultural area and awarded with a tax exemption for the years up to December 31, 2058.

The table below summarizes the difference between the U.S. Statutory federal tax rate and the Group’s effective tax rate for the years ended December 31, 2011 and 2010:

	Years ended December 31,
	2011	2010
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34%)	(34%)
PRC Enterprise Income Tax	25%	25%
Tax exemption	(25%)	(25%)
Total provision for income tax	—	—

Income before income tax expenses of $4,193,516 and $2,787,319 for the years ended December 31, 2011 and 2010, respectively, was attributed to subsidiaries with operations in China. No income tax expense related to China income incurred for the years ended December 31, 2011 and 2010.

The combined effects of the income tax expense exemptions and tax reductions available to the Company for the years ended December 31, 2011 and 2010 are as follows:

	Years ended December 31,
	2011	2010
Tax exemption effect	$1,050,746	$711,593
Basic net income per share effect	$(0.03)	$(0.02)
Diluted net income per share effect	$(0.02)	$(0.01)

The Company has incurred United States net operating loss for income tax purposes for the years ended December 31, 2011 and 2010. The net operating loss carry forwards for United States income tax purposes amounted to $564,438 and $410,282 at December 31, 2011 and 2010, respectively, which may be available to reduce future years’ taxable income. These carry forwards will expire, if not utilized, through 2031. Management believes that the realization of the benefits arising from this loss appear to be uncertain due to Company’s limited operating history and continuing losses for United States income tax purposes. Accordingly, the Company has provided a 100% valuation allowance at December 31, 2011 and 2010. For the years ended December 31, 2011 and 2010, the valuation allowance amounted to $191,909 and $139,496, respectively, and management will review this valuation allowance periodically and make adjustments as warranted.

For U.S. tax purposes, the Company has cumulative undistributed earnings of foreign subsidiary and VIE of approximately $12.0 million and $8.3 million as of December 31, 2011 and 2010, respectively, which are included in consolidated retained earnings and will continue to be indefinitely reinvested in international operations. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if we concluded that such earnings will be remitted to the U.S. in the future.

There will be no deferred income tax assets or liabilities calculation in the Federal Income Tax because the US corporation taxable loss and deferred taxable loss was the same and the use of any net operating loss carry forwards appears to be uncertain, There will be no deferred income tax assets or liabilities calculation in the Enterprise Income Tax because the Company awarded EIT exempted status under agricultural area.

The Company did not have any interest and penalty provided or recognized in the income statements for the years ended December 31, 2011 and 2010 or balance sheet as of December 31, 2011 and 2010. The Company did not have uncertainty tax positions or events leading to uncertainty tax position within the next 12 months. The Company’s 2009, 2010 and 2011 U.S. Corporation Income Tax Return are subject to U.S. Internal Revenue Service examination. The Company’s 2008, 2009, 2010 and 2011 China corporate income tax returns are subject to China State Administration of Taxation examination.

(b) Value Added Taxes

The applicable VAT tax rate is 13% for agricultural products and 17% for handicrafts sold in the PRC. In accordance with VAT regulations in the PRC, the Company is exempt from paying VAT on its yew seedling and trees sales as an agricultural corps cultivating company up to December 31, 2016. VAT payable in the PRC is charged on an aggregated basis at the applicable rate on the full price collected for the goods sold or taxable services provided and less any deductible VAT already paid by the taxpayer on purchases of goods in the same financial year.